Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2019
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2019	September 30, 2019
Commitments to extend credit	¥2,694,368	¥2,397,707
Liquidity facilities to central clearing counterparties	1,593,439	1,117,783
Commitments to invest	14,413	15,639

Maturity schedule of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥2,397,707	¥1,268,019	¥122,513	¥259,680	¥747,495
Liquidity facilities to central clearing counterparties	1,117,783	1,117,783	—	—	—
Commitments to invest	15,639	806	14	654	14,165

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2019		September 30, 2019
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥4,315,743	¥281,605,308	¥5,313,584	¥320,857,402
Standby letters of credit and other guarantees(3)	80	5,764	69	5,576

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees are ¥2,481 million and ¥2,414 million as of March 31, 2019 and September 30, 2019, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,313,584	¥320,857,402	¥101,417,655	¥92,669,685	¥36,971,321	¥89,798,741
Standby letters of credit and other guarantees	69	5,576	10	327	5,238	1